Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
Financial	assets at fair value through profit or loss as of December 31, 2023 and 2024 are as follows:

	2023		2024
Debt instruments:
Governments	~~W~~	6,392,302	8,983,699
Financial institutions		12,590,217	11,127,785
Corporations		10,949,245	12,579,941
Stocks with put option		651,045	691,684
Equity investment with put option		5,019,107	5,483,075
Beneficiary certificates		14,489,698	14,414,681
Commercial papers		8,631,502	9,270,928
CMA		3,473,984	1,613,961
Others (*)		3,274,992	2,840,070

		65,472,092	67,005,824
Equity instruments:
Stocks		3,732,637	2,954,653
Equity investment		8,093	6,680
Others		110,731	135,995

		3,851,461	3,097,328
Gold/silver deposits		103,706	128,297

	~~W~~	69,427,259	70,231,449

Other:
Loans at FVTPL	~~W~~	1,758,562	1,879,946
Due from banks at fair value		30,743	35,450

	~~W~~	71,216,564	72,146,845

(*)	As of December 31, 2023 and 2024, restricted reserve for claims of customers’ deposits (trusts) are ~~W~~ 1,841,473 million and ~~W~~ 1,731,224 million, respectively.